ACCOUNTS RECEIVABLE, NET-THIRD PARTIES - Movement of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Write off	¥ (18,459)	¥ (38,024)	¥ 0
Accounts receivables, current
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
At beginning of year	323,071	293,360	318,198
Addition	394,285	91,948	26,581
Reversal	(114,770)	(24,213)	(20,503)
At end of year	584,127	323,071	293,360
Accounts receivables, non current
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
At beginning of year	562	1,139	0
Addition		0	1,139
Reversal	(562)	(577)	0
At end of year		562	1,139
ASU No. 2016-13 | Accounts receivables, current
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
At beginning of year		(30,916)
At end of year			(30,916)
ASU No. 2016-13 | Accounts receivables, non current
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
At beginning of year	0	0
At end of year	¥ 0	¥ 0	¥ 0